LOSS PER SHARE (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net loss per ordinary share
Weighted-average numbers of non-vested share options excluded from the calculation of diluted net loss per share			450,564
Stock options vested			1,312,930
Exercisable value